4. LOAN PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
LOAN PAYABLE

On December 8, 2010 the Company entered into a five year loan agreement with the principal loan amount of $15,828. The loan carries an interest rate of 6.94%, and is secured by an automobile.  For the years ending December 31, 2014 and December 31, 2013, the Company repaid $3,981, and $4,774 in loan balance, respectively. At December 31, 2014 the loan balance was repaid in full.

On December 8, 2010 the Company entered into a five year loan agreement with the principal loan amount of $15,828. The loan carries an interest rate of 6.94%, and is secured by an automobile.  For the years ending December 31, 2014 and December 31, 2013, the Company repaid $3,981, and $4,774 in loan balance, respectively. At December 31, 2014 the loan balance was repaid in full.